Leases	6 Months Ended
Jun. 30, 2019
Leases of Lessee Disclosure [Text Block]
21 Leases
The Group enters into both lessee and lessor arrangements. A lease is identified when a contract (or a part of a contract) exists that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In determining whether a contract contains a lease, the Group has assessed whether there is an identifiable asset and whether it has the right to control the use of the identified asset.
> Refer to “Note 2 – Recently issued accounting standards” for further information.
Lessee arrangements
The Group recognizes lease liabilities, which are reported as other liabilities or long-term debt, and right-of-use (ROU) assets, which are reported as other assets. Lease liabilities represent an obligation to make lease payments under the lease contract while ROU assets represent the right to use an underlying asset for the lease term. Lease liabilities and ROU assets are recognized at the lease commencement date based on the present value of future lease payments over the lease term.
> Refer to “Note 20 – Other assets and other liabilities” and “Note 22 – Long-term debt”.
The Group enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate. Lease payments at lease commencement which depend on an index or a referenced rate are considered to be unavoidable and are therefore included in the lease liabilities. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the lease liabilities. The Group’s incremental borrowing rate, which is used in determining the present value of lease payments, is derived from information available at the lease commencement date. The incremental borrowing rate used for leases is a comparable rate that the Group would expect to pay if it were borrowing from a third party.
The Group primarily enters into operating leases. Operating leases result in a single lease cost, calculated such that the cost of the lease is allocated over the remaining lease term on a straight-line basis. For all leases other than real estate leases, the Group does not separate lease and non-lease components. Operating lease expenses are recognized in general and administrative expenses. The Group’s finance leases are not material.
For certain leases, there are options that permit the Group to extend or terminate these leases. Such options are only included in the measurement of ROU assets and lease liabilities when it is reasonably certain that the Group would exercise the extension option or would not exercise the termination option.
The Group has entered into real estate and equipment leases as well as leases relating to a portfolio of residential solar panels, which are subsequently subleased. Certain real estate leases include restrictions, for example, conditions relating to naming rights or signage.
Lease costs
in	2Q19	1Q19	6M19
Lease costs (CHF million)
Operating lease costs	94	114	208
Variable lease costs	10	2	12
Sublease income	(18)	(18)	(36)
Total lease costs	86	98	184
From time to time, the Group enters into sale-leaseback transactions in which an asset is sold and immediately leased back. If specific criteria are met, the asset is derecognized from the balance sheet and an operating lease is recognized.
During 2Q19, the Group entered into two sale-leaseback transactions in respect of own property, with terms of 10 and 13 years, respectively.
Other information pertaining to leases
in	2Q19	1Q19	6M19
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	75	30	105
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(105)	(141)	(246)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	56	13	69
Changes to right-of-use assets due to lease modifications for operating leases	(14)	(1)	(15)
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.
The weighted average remaining lease terms and discount rates are based on all outstanding operating leases as well as their respective lease terms and remaining lease obligations.
Weighted average remaining lease term and discount rate
end of	2Q19
Operating leases
Remaining lease term (years)	12.70
Discount rate (%)	2.98
The following table reflects the undiscounted cash flows from leases for the next five years and thereafter, based on the expected lease term.
Maturity of operating lease liabilities
end of	2Q19
Maturity (CHF million)
Due within 1 year	482
Due between 1 and 2 years	419
Due between 2 and 3 years	346
Due between 3 and 4 years	316
Due between 4 and 5 years	281
Thereafter	1,944
Total	3,788
Future interest payable	(645)
Lease liabilities	3,143
Maturity of operating lease commitments
end of	4Q18
Maturity (CHF million)
2019	503
2020	484
2021	381
2022	354
2023	320
Thereafter	2,209
Future operating lease commitments	4,251
Less minimum non-cancellable sublease rentals	(190)
Total net future minimum lease commitments	4,061
Upon adoption of ASU 2016-02 and its subsequent amendments on January 1, 2019, the Group revised the future operating lease commitments to reflect the expected term of the leases. Previously, the operating lease commitments were based on the minimum contractual term of the lease.
Lessor arrangements
The Group de-recognizes the underlying assets and recognizes net investments in the leases of sales-type and direct financing leases, which are classified as loans. Subsequently, unearned income is amortized to interest income over the lease term using the effective interest method. For operating leases, the Group continues to recognize the underlying asset and depreciates the asset over its estimated useful life. Lease income is recognized in other income on a straight-line basis over the lease term.
Consideration in a contract is allocated to each separate lease component and each non-lease component on a relative basis in proportion to the stand-alone selling price. The stand-alone selling price is the price at which a customer would purchase the component separately.
The Group enters into sales-type, direct financing and operating leases for real estate and equipment as well as solar equipment.
The net investment in the lease is calculated as the lease receivable plus the unguaranteed portion of the estimated residual value. The lease receivable is initially measured at the present value of the sum of the future lease payments receivable over the lease term and any portion of the estimated residual value at the end of the lease term that is guaranteed by either the lessee or an unrelated third party. The Group initially measures the unguaranteed residual value of the asset as the present value of the amount the lessor expects to derive from the underlying asset following the end of the lease term that is not guaranteed by the lessee or any other third party unrelated to the lessor. The discount rate used is the rate implicit in the lease.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information on impaired loans.
As of 2Q19, the Group had approximately CHF  0.8 billion in residual value guarantees associated with leases.
Lease payments are recorded when due and payable by the lessee.
Lease income
in	2Q19	1Q19	6M19
Lease income (CHF million)
Interest income on sales-type lease receivables	1	1	2
Interest income on direct financing lease receivables	26	27	53
Lease income from operating leases	18	18	36
Variable lease income	2	1	3
Total lease income	47	47	94
The Group elected the practical expedient to not evaluate whether certain sales taxes and other similar taxes are lessor cost or lessee cost and excludes these costs from being reported as lease income with an associated expense.
The Group enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate which are included in the net investment in the lease at lease commencement, as such payments are considered unavoidable. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the net investment in the lease.
For certain leases, there are options that permit the lessee to extend or renew these leases. Such options are only included in the measurement of lease receivables for sales-type and direct financing leases when it is reasonably certain that the lessee would exercise these options. Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; and iii) termination penalties, options to prepay the payments for the remaining lease term or options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
The Group may enter into vehicle leases as a lessor with members of the Board of Directors or the Executive Board. The terms of any such leases are similar to those with third parties.
Net investment in leases
end of 2Q19	Sales- type leases	Direct financing leases
Net investment (CHF million)
Lease receivables	169	3,414
Impairment recognized	(1)	(21)
Total net investment	168	3,393
Maturities relating to lessor arrangements
end of 2Q19	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	75	1,323	38
Due between 1 and 2 years	44	908	28
Due between 2 and 3 years	31	727	25
Due between 3 and 4 years	21	531	24
Due between 4 and 5 years	10	193	23
Thereafter	11	269	75
Total	192	3,951	213
Future interest receivable	(23)	(537)	–
Lease receivables	169	3,414	–

Bank
Leases of Lessee Disclosure [Text Block]
20 Leases
> Refer to “Note 21 – Leases” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 for further information.
Lessee arrangements
Lease costs
in	6M19
Lease costs (CHF million)
Operating lease costs	174
Variable lease costs	11
Sublease income	(44)
Total lease costs	141
Other information pertaining to leases
in	6M19
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	105
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(212)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	68
Changes to right-of-use assets due to lease modifications for operating leases	(15)
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.
Weighted average remaining lease term and discount rate
end of	6M19
Operating leases
Remaining lease term (years)	11.18
Discount rate (%)	3.21
Maturity of operating lease liabilities
end of	6M19
Maturity (CHF million)
Due within 1 year	415
Due between 1 and 2 years	353
Due between 2 and 3 years	281
Due between 3 and 4 years	251
Due between 4 and 5 years	221
Thereafter	1,270
Total	2,791
Future interest payable	(480)
Lease liabilities	2,311
Maturity of operating lease commitments
end of	4Q18
Maturity (CHF million)
2019	435
2020	416
2021	314
2022	286
2023	256
Thereafter	1,479
Future operating lease commitments	3,186
Less minimum non-cancellable sublease rentals	(436)
Total net future minimum lease commitments	2,750
Lessor arrangements
Lease income
in	6M19
Lease income (CHF million)
Interest income on sales-type lease receivables	2
Interest income on direct financing lease receivables	53
Lease income from operating leases	44
Variable lease income	3
Total lease income	102
Net investment in leases
end of 6M19	Sales- type leases	Direct financing leases
Net investment (CHF million)
Lease receivables	169	3,414
Impairment recognized	(1)	(21)
Total net investment	168	3,393
Maturities relating to lessor arrangements
end of 6M19	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	75	1,323	50
Due between 1 and 2 years	44	908	40
Due between 2 and 3 years	31	727	37
Due between 3 and 4 years	21	531	36
Due between 4 and 5 years	10	193	36
Thereafter	11	269	203
Total	192	3,951	402
Future interest receivable	(23)	(537)	–
Lease receivables	169	3,414	–